Consolidated Statement of Cash Flows - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Loss before tax	£ (162,088)	£ (140,635)	£ (56,191)
Adjustments to reconcile loss before tax to net cash flows from operating activities:
Depreciation of right-of-use assets	3,567	1,747	848
Depreciation of property, plant and equipment	7,330	3,092	1,432
Amortisation of intangible assets	4,671	4,645	1,903
Impairment of plant and equipment	1,307	0	0
Onerous lease expense	807	0	0
Revenue settled with non-cash consideration	0	0	(3,349)
Loss recognised from joint venture	1,645	691	1,152
Finance income	(16,628)	(5,681)	(26)
Finance expenses	1,067	334	169
R&D expenditure tax credits	(5,387)	(3,923)	(1,653)
Share-based payment charge	24,350	30,576	10,466
Foreign exchange loss/(gain)	1,550	(29,556)	(63)
Changes in working capital:
(Increase)/decrease in trade receivables	(5,347)	666	(574)
Increase in other receivables and contract assets	(1,631)	(7,558)	(3,571)
(Decrease)/increase in contract liabilities and other advances	(5,510)	51,662	35,715
(Decrease)/increase in trade payables	(14,341)	17,287	2,705
Increase in other payables	5,732	8,984	4,202
Decrease/(increase) in inventories	50	309	(184)
Interest received	8,175	3,702	26
Interest paid	(15)	(29)	(19)
R&D expenditure tax credits received	3,912	0	0
Income taxes received	29,317	3,172	309
Income taxes paid	(135)	0	0
Net cash flows used in operating activities	(117,602)	(60,515)	(6,703)
Cash flows from investing activities
Payment for acquisition of subsidiary, net of cash acquired	0	0	(18,036)
Purchase of property, plant and equipment	(26,458)	(22,386)	(5,646)
Purchase of intangible assets	(200)	(53)	(1,460)
Additional investment in joint venture	(1,827)	(242)	(1,424)
Redemption of short term deposits	257,834	0	0
Cash invested in short term bank deposits	(250,860)	(100,000)	0
Net cash flows used in investing activities	(21,511)	(122,681)	(26,566)
Cash flows from financing activities
Proceeds from issue of share capital, net of transactions costs	38	24	183,136
Proceeds from issue of share capital relating to the Company's IPO and concurrent private placements, net of transaction costs	0	0	350,694
Cash paid on settlement of share based payments	(243)	(2,282)	0
Payments of obligations under lease liabilities	(3,194)	(1,740)	(881)
Net cash flows used in financing activities	(3,399)	(3,998)	532,949
Net (decrease)/increase in cash and cash equivalents	(142,512)	(187,194)	499,680
Exchange (loss)/gain on cash and cash equivalents	(2,602)	29,598	(91)
Cash and cash equivalents at the beginning of the year	404,577	562,173	62,584
Cash and cash equivalents at the end of the year	259,463	404,577	562,173
Supplemental disclosure of total cashflow information
Net (decrease)/increase in cash and cash equivalents	(142,512)	(187,194)	499,680
Net increase in short term bank deposits	2,352	101,234	0
Exchange (loss)/gain on cash and cash equivalents	(2,602)	29,598	(91)
Net (decrease)/increase in cash, cash equivalents and short term bank deposits including foreign exchange gains/(losses) on cash and cash equivalents	(142,762)	(56,362)	499,589
Supplemental disclosure of operating Inflow Information
Cash flow from collaborations	22,167	91,868	61,590
Amounts invoiced during the period	(27,737)	(87,328)	(62,333)
Foreign exchange losses/(gains) on trade receivables	223	(3,874)	169
(Increase)/decrease in trade receivables	(5,347)	666	(574)
Non-cash movement in trade receivables	2,498	0	0
Supplemental non-cash investing information
Capital expenditures recorded within trade payables	(5,063)	7,163	(232)
Capital expenditures recorded within other payables	£ (1,335)	£ 2,428	£ (230)